Prepayments, Deposits And Other Receivables - Summary of prepayments, deposits and other receivables (Detail) - HKD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Prepayments And Other Assets [Line Items]
Prepayments	$ 20,720,272	$ 23,221,564
Deposits	516,399	559,933
Other receivables	679,711	1,090,894
Prepayments, deposits and other receivables	$ 21,916,382	$ 24,872,391